Accrued Loss Reserves (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	$ 54,652	$ 57,645
Accrued loss reserves - Noncurrent	7,959	9,447
Accrued product liability reserves
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	37,508	37,941
Accrued loss reserves - Noncurrent	2,820	2,905
Accrued warranty reserves
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	13,564	15,347
Accrued loss reserves - Noncurrent	1,187	1,849
Accrued environmental reserves
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	3,580	4,357
Accrued loss reserves - Noncurrent	$ 3,952	$ 4,693